Leases - Summary of Future Minimum Lease Receivables under Finance Lease (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Less: amount representing unearned interest	¥ (44)	¥ (43)
Investments in lease under finance lease agreements	1,520	1,784
Within 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Investments in lease under finance lease agreements	497	549
Over 1 year but not longer than 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Investments in lease under finance lease agreements	1,021	1,237
Over 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Investments in lease under finance lease agreements	¥ 46	¥ 41